INCOME TAXES (Tables)	12 Months Ended
Oct. 31, 2024
Income Tax Disclosure [Abstract]
Domestic and Foreign Components of Income before Taxes
The domestic and foreign components of income before taxes are:

	Years Ended October 31,
	2024	2023	2022
	(in millions)
U.S. operations	$391	$614	$858
Non-U.S. operations	1,130	725	646
Total income before taxes	$1,521	$1,339	$1,504

Provision for income taxes
The provision for income taxes is comprised of:

	Years Ended October 31,
	2024	2023	2022
	(in millions)
U.S. federal taxes:
Current	$182	$117	$173
Deferred	(104)	(84)	(28)
Non-U.S. taxes:
Current	87	26	47
Deferred	60	38	35
State taxes, net of federal benefit:
Current	27	12	22
Deferred	(20)	(10)	1
Total provision for income taxes	$232	$99	$250

Tax rate reconciliation, U.S. federal statutory rate to effective tax rate from operations
The differences between the U.S. federal statutory income tax rate and our effective tax rate are:

	Years Ended October 31,
	2024	2023	2022
	(in millions)
Profit before tax times statutory rate	$319	$281	$316
State income taxes, net of federal benefit	7	2	23
Non-U.S. income taxed at different rates	(14)	20	(18)
Change in unrecognized tax benefits	(8)	(35)	(6)
Foreign-derived intangible income deduction	(47)	(41)	(46)
Realized loss on divestiture of business	—	(104)	—
Excess tax benefits from stock-based compensation	(4)	(14)	(19)
Other, net	(21)	(10)	—
Provision (benefit) for income taxes	$232	$99	$250
Effective tax rate	15.3%	7.4%	16.6%

Significant components of deferred tax assets and deferred tax liabilities
The significant components of deferred tax assets and deferred tax liabilities included on the consolidated balance sheet are:

	Years Ended October 31,
	2024	2023
	(in millions)
Deferred Tax Assets
Intangibles	$20	$102
Employee benefits, other than retirement	31	36
Net operating loss, capital loss, and credit carryforwards	184	152
Deferred revenue	98	16
Share-based compensation	25	24
Capitalized R&D	93	41
Lease obligations	39	37
Other	35	42
Deferred tax assets	$525	$450
Tax valuation allowance	(113)	(112)
Deferred tax assets, net of valuation allowance	$412	$338

Deferred Tax Liabilities
Property, plant and equipment	$(62)	$(26)
Pension benefits and retiree medical benefits	(41)	(25)
Right-of-use asset	(39)	(37)
Other	(4)	(4)
Deferred tax liabilities	$(146)	$(92)
Net deferred tax assets (liabilities)	$266	$246
The breakdown between long-term deferred tax assets and deferred tax liabilities was as follows:

	October 31,
	2024	2023
	(in millions)
Long-term deferred tax assets (included within other assets)	$351	$284
Long-term deferred tax liabilities (included within other long-term liabilities)	(85)	(38)
Total	$266	$246

Current and Long Term Tax Assets and Liabilities
The breakdown between current and long-term income tax assets and liabilities, excluding deferred tax assets and liabilities, was as follows:

	October 31,
	2024	2023
	(in millions)
Current income tax assets (included within other current assets)	$147	$100
Long-term income tax assets (included within other assets)	3	3
Current income tax liabilities (included within other accrued liabilities)	(152)	(73)
Long-term income tax liabilities (included within other long-term liabilities)	(115)	(162)
Total	$(117)	$(132)

Aggregate Changes in Gross Unrecognized Tax Benefits
The aggregate changes in the balances of our gross unrecognized tax benefits including all federal, state and foreign tax jurisdictions are as follows:

	2024	2023	2022
	(in millions)
Balance, beginning of year	$98	$123	$133
Additions for tax positions related to the current year	6	5	5
Additions for tax positions from prior years	3	3	—
Reductions for tax positions from prior years	(1)	(27)	(9)
Statute of limitations expirations	(9)	(6)	(6)
Balance, end of year	$97	$98	$123